Deferred Income - Additional Information (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Revenue Arrangement [Line Items]
Deferred revenue, current	$ 5,666,285	$ 2,995,657
Time and Bareboat Deferred Revenue [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue, current	$ 5,743,234	$ 2,995,657